Consolidated Statement of Cash Flows - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss for the year		$ (18,576,867)	$ (12,513,900)
Items not affecting cash:
Share-based compensation		3,955,976	3,796,095
Foreign exchange		1,027,601	(1,442,606)
Interest not received in cash		(4,099,526)	(3,832,577)
(Gain) Loss on revaluation of call/put option	[1]	(53,619,465)	4,407,819
Listing expense	[2]	31,705,481	0
Depreciation and amortization	[3]	15,291,977	1,898
Write off of deposit	[4]	1,853,059	0
Realized gain in cost of sales		(45,232)	0
Fair value adjustment on biological assets	[5]	543,116	0
Gain on disposal of property, plant and equipment	[6]	(232,874)	0
Revaluation of financial instruments		(673,585)	0
PV accretion expense (PV sellers)		307,239	0
PV fair value adjustment on convertible loan	[4]	1,093,248	0
Finance fees		1,581,005	0
Accrued interest payable		0	229,399
Financing expense (income)		0	(2,340,164)
Adjustments to reconcile profit (loss)		(19,888,847)	(11,694,036)
Changes in non-cash operating working capital	[7]	(25,198,759)	(410,435)
Cash flows from (used in) operating activities		(45,087,606)	(12,104,471)
Investing activities
Disposition of property, plant and equipment	[6]	288,846	0
Purchase of property, plant and equipment	[6]	(180,420)	(12,745)
Deposits	[8]	0	(12,246,787)
Cash received on RTO	[2]	1,822,156	0
Cash paid on business combination of MAG	[4]	(20,482,087)	0
Cash paid on business combination of PV	[4]	(7,477,069)	0
Loan receivable		0	(79,090,092)
Cash flows from (used in) investing activities		(26,028,574)	(91,349,624)
Financing activities
Issuance of share capital, net	[9]	22,241,753	26,299,820
Funds received for shares to be issued	[9]	0	125,000
Warrants exercised, Value	[9]	963,840	0
Exercise of stock options	[9]	1,112,500	0
Convertible debentures	[10]	0	17,650,000
Loans payable	[11]	15,819,517	36,380,676
Credit facility - repayment of existing loan	[12]	(36,610,075)	0
Credit facility - new borrowing	[12]	63,524,867	0
Cash flows from (used in) financing activities		67,052,402	80,455,496
Decrease in cash		(4,063,778)	(22,998,599)
Net effects of foreign exchange		3,831,660	0
Cash, beginning		1,378,687	24,377,286
Cash, ending		$ 1,146,569	$ 1,378,687

[1]	Note 12.
[2]	Note 5.
[3]	Notes 10, 13.
[4]	Note 6.
[5]	Note 8.
[6]	Note 10.
[7]	Note 24.
[8]	Notes 6, 11.
[9]	Note 18.
[10]	Note 14.
[11]	Note 16.
[12]	Note 15.